Shareholder Report, Average Annual Return (Details) 194692_Themes US Small Cap Cash Flow Champions ETF_TF_TSR Annual {TF}	12 Months Ended	22 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes US Small Cap Cash Flow Champions ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Themes US Small Cap Cash Flow Champions ETF
Average Annual Return, Percent	8.43%	17.71%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	24.09%
Solactive US Small Cap Cash Flow Champions Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive US Small Cap Cash Flow Champions Index
Average Annual Return, Percent	7.97%	17.67%